Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and contingencies [Abstract]
Contractual Obligations	The following table summarizes our contractual obligations as of December 31, 2021:

Fiscal Year Ended December 31,	Quantity (m2)	Price
2022	3,000	$1,053,318
2023	4,000	1,268,512
2024	6,000	1,698,900
2025	8,000	2,265,200
Total	21,000	$6,285,930

Future Minimum Lease Payments
Future minimum lease payments under operating leases expiring subsequent to December 31, 2021, are summarized as follows:

Fiscal Year Ended December 31,
2022	$1,458,088
2023	2,299,875
2024	2,283,363
2025	2,319,447
2026	1,942,341
Thereafter	6,350,640
Total	$16,653,754